CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Total comprehensive profit (loss)	$ 7,575	$ 2,921	$ (4,197)
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation and amortization	665	660	362
Depreciation of leased systems	873	1,111	975
Impairment and disposal of inventory and system components	40	1,519	1,447
Finance income, net	(3,620)	(2,068)	(1,013)
Cost of share-based payment	1,196	1,441	381
Income taxes	135	538	251
Total adjustments to reconcile loss	(711)	3,201	2,403
Changes in asset and liability items:
Increase in inventory	(1,396)	(920)	(506)
Decrease (increase) in trade receivables	607	(867)	1,089
Decrease (increase) in other current assets	(996)	1,649	(312)
Increase (decrease) in trade payables	(476)	2,119	(327)
Decrease (increase) in other financial assets	768
Increase in other accounts payable	400	129	62
Increase in deferred revenues	9,254	277	1,629
Total changes in asset and liability	8,161	2,387	(1,635)
Interest paid	(298)	(124)	(253)
Interest received	3,399	2,922	1,707
Income taxes paid	(638)	(1,009)	(11)
Total cash received during the year	2,463	1,789	1,443
Net cash provided by operating activities	17,488	10,298	1,284
Cash flows from investing activities:
Proceeds from purchase of property and equipment and system components, net	(2,340)	(3,794)	(2,387)
Purchase of financial assets measured at fair value	(14,494)
Withdrawal of restricted cash	20
Procceds from Deposits	20
Proceeds from lease assets		76
Proceeds from short-term bank deposits		35,000
Investment in short-term bank deposits	(20)		(35,000)
Investment in Commission asset	(652)	(971)	(22)
Net cash provided by (used in) investing activities	(17,466)	30,311	(37,409)
Cash flows from financing activities:
Proceeds from government grants			32
Repayment of liability in respect of research and development grants	(1,196)	(1,108)	(787)
Repayment of lease liabilities	(832)	(424)	(271)
Issuance of share capital, net
Exercise of share options		17
Issuance of warrants liability		3,425
Withdrawal of Investments in financial liability	319
Proceeds from issuance of shares, net		16,353
Net cash provided by (used in) financing activities	(1,709)	18,263	(1,026)
Exchange rate differences on balance of cash and cash equivalents	42	(47)	90
Increase (decrease) in cash and cash equivalents	(1,645)	58,825	(37,061)
Cash and cash equivalents at the beginning of the year	69,345	10,520	47,581
Cash and cash equivalents at the end of the year	67,700	69,345	10,520
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 827	$ 5,548	$ 308